Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Costs [Member]
Statement [Line Items]
Amortization charge	$ 1,925	$ 788
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	1,501	1,354
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 14	$ 6